August 2004

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, NW

Room 1004

Washington, DC 20549

Re: Massachusetts Mutual Variable Annuity Separate Account 4

       File No. 333-112626

Ladies and Gentlemen:

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Annuity Separate Account 4 – MassMutual Transitions Select SM (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in pre-effective amendment number 1 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on July 29, 2004.

Please contact me if you have questions regarding this matter or if you need any additional information. I may be reached at (860) 987-2889.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis Second Vice President & Associate General Counsel